Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets
Schedule of Prepayments	Prepayments consisted of the following at December 31:
	December 31,	December 31,
	2025	2024
Prepayments	$1,660,661	$467,089
Deferred Offering Costs	-	1,802,404
Total prepayments	$1,660,661	$2,269,493

Schedule of other current assets	Other current assets consisted of the following at December 31:
	December 31,	December 31,
	2025	2024
Sales tax receivable	$86,756	$509,333
Deposits	89,288	-
Total current assets	$176,044	$509,333